Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents [Line Items]
Cash	$ 2,514	$ 1,935	$ 892	$ 1,513
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	886	431
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	1,304	872
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 324	$ 632